Income Taxes	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Income Taxes	Income Taxes
The provision for income tax was as follows:

Expense (recovery)	2023	2022	2021
Current corporate income tax – North America (1)	$1,853	$2,789	$1,841
Current corporate income tax – North Sea	(6)	69	7
Current corporate income tax – Offshore Africa	73	74	21
Current PRT (2) – North Sea	(58)	(42)	(34)
Other taxes	17	16	13
Current income tax	1,879	2,906	1,848
Deferred corporate income tax	267	302	399
Deferred PRT (2) – North Sea	(214)	(441)	—
Deferred income tax	53	(139)	399
Income tax	$1,932	$2,767	$2,247
(1)Includes North America Exploration and Production, Oil Sands Mining and Upgrading, and Midstream and Refining segments.
(2)Petroleum Revenue Tax.
As at December 31, 2022, the Company recognized deferred tax recoveries comprised of a deferred corporate income tax recovery of $528 million and a deferred PRT recovery of $441 million in connection with the Company's de-booking of its crude oil reserves and acceleration of the abandonment at the Ninian field in the North Sea (note 7).
As at December 31, 2023, the Company recognized deferred tax recoveries comprised of a deferred corporate income tax recovery of $118 million and a deferred PRT recovery of $205 million in connection with the increase in the Company's estimate of future abandonment costs for the planned decommissioning activities at the Ninian field in the North Sea (note 7).
The provision for income tax is different from the amount computed by applying the combined statutory Canadian federal and provincial income tax rates to earnings before taxes. The reasons for the difference are as follows:

	2023	2022	2021
Canadian statutory income tax rate	23.3%	23.2%	23.2%
Income tax provision at statutory rate	$2,364	$3,180	$2,298
Effect on income taxes of:
UK PRT and other taxes	(255)	(467)	(21)
Impact of UK PRT and other taxes on corporate income tax	105	190	11
Foreign and domestic tax rate differentials	(104)	(203)	(11)
Non-taxable portion of capital gains	(35)	65	(26)
Stock options exercised for common shares	91	159	98
Non-taxable gain on corporate acquisitions	—	—	(110)
Revisions arising from prior year tax filings	(174)	(186)	16
Change in unrecognized capital loss carryforward asset	(35)	65	(26)
Other	(25)	(36)	18
Income tax	$1,932	$2,767	$2,247
The following table summarizes the temporary differences that give rise to the net deferred income tax liability:

	2023	2022
Deferred income tax liabilities
Property, plant and equipment and exploration and evaluation assets	$12,172	$11,985
Lease assets	336	336
Investments	54	56
Investment in North West Redwater Partnership	904	903
Taxable PRT for corporate income tax	256	176
Other	41	25
	13,763	13,481
Deferred income tax assets
Asset retirement obligations	(2,098)	(1,822)
Lease liabilities	(356)	(354)
Share-based compensation	(31)	(33)
Loss carryforwards	(417)	(652)
Unrealized foreign exchange loss on long-term debt	(39)	(67)
Deferred PRT	(639)	(439)
	(3,580)	(3,367)
Net deferred income tax liability	$10,183	$10,114
Movements in deferred tax assets and liabilities recognized in net earnings during the year were as follows:

	2023	2022	2021
Property, plant and equipment and exploration and evaluation assets	$196	$(334)	$184
Lease assets	1	(15)	(30)
Unrealized foreign exchange on long-term debt	28	(81)	34
Unrealized risk management activities	—	(12)	19
Asset retirement obligations	(292)	(74)	(213)
Lease liabilities	(3)	11	25
Share-based compensation	2	(11)	(10)
Loss carryforwards	235	618	202
Investments	(2)	21	21
Investment in North West Redwater Partnership	1	53	83
Deferred PRT	86	(441)	—
Taxable PRT for corporate income tax	(214)	176	—
Other	15	(50)	84
	$53	$(139)	$399
The following table summarizes the movements of the net deferred income tax liability during the year:

	2023	2022	2021
Balance – beginning of year	$10,114	$10,220	$10,144
Deferred income tax expense (recovery)	53	(139)	399
Deferred income tax expense included in other comprehensive (loss) income	—	—	1
Foreign exchange adjustments	16	33	(2)
Business combinations	—	—	(322)
Balance – end of year	$10,183	$10,114	$10,220
Current income taxes recognized in each operating segment will vary depending upon available income tax deductions related to the nature, timing and amount of capital expenditures incurred in any particular year.
The Company files income tax returns in the various jurisdictions in which it operates. These tax returns are subject to periodic examinations in the normal course by the applicable tax authorities. The tax returns as prepared may include filing positions that could be subject to differing interpretations of applicable tax laws and regulations, which may take several years to resolve. The Company does not believe the ultimate resolution of these matters will have a material impact upon the Company’s reported results of operations, financial position or liquidity.
Deferred income tax assets are recognized for temporary differences to the extent that the realization of the related tax benefit through future taxable profits is probable. Deferred PRT assets will be recovered from the UK Government, directly or through other third parties, as related abandonment expenditures are made. The Company has not recognized deferred income tax assets with respect to taxable capital loss carryforwards in excess of $1,000 million in North America, which can be carried forward indefinitely and only applied against future taxable capital gains. In addition, the Company has not recognized deferred income tax assets related to North American tax pools of approximately $950 million, which can only be claimed against income from certain oil and gas properties.
Deferred income tax liabilities have not been recognized on the unremitted net earnings of wholly controlled subsidiaries. The Company is able to control the timing and amount of distributions and no taxes are payable on distributions from these subsidiaries provided that the distributions remain within certain limits.